DIVIDENDS - Dividend Policy (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Profit (loss), attributable to owners of parent	R (2,499.6)	R (4,437.4)	R 3,473.3
Adjusted for:
(Loss)/profit attributable to owners of Sibanye Stillwater	1,704.1	(1,114.4)	(1,032.8)
(Gain)/loss on financial instruments	(1,704.1)	1,114.4	1,032.8
Gain on foreign exchange differences	(1,169.1)	(292.4)	(219.6)
Gain on disposal of property, plant and equipment	(60.2)	(40.7)	(95.4)
Impairments	3,041.4	4,411.0	1,381.1
Gain on derecognition of borrowings and derivative instrument	(230.0)
Occupational healthcare expense	15.4	1,106.9
Restructuring costs	142.8	729.8	187.7
Transaction costs	402.5	552.1	157.0
Adjustment for Share-based payment on BEE transaction			240.3
Gain on acquisition			(2,178.6)
Other	18.7	52.7	72.4
Tax effect of the items adjusted above	(345.7)	(813.4)	(419.4)
Change in estimated deferred tax rate	1,295.2	(2,571.1)	59.8
Share of results of equity-accounted investees after tax	(344.2)	(291.6)	(13.3)
Normalised earnings	R (1,436.9)	R (479.7)	R 3,678.1
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends percentage	25.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends percentage	35.00%